Condensed Financial Information of New Borun (Details)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2014 New Borun USD ($)	Dec. 31, 2014 New Borun CNY	Dec. 31, 2013 New Borun USD ($)	Dec. 31, 2013 New Borun CNY	Dec. 31, 2012 New Borun CNY	Dec. 31, 2011 New Borun CNY
Condensed Financial Information of New Borun
Amount of restricted paid-in-capital, capital surplus and statutory reserves	$ 185,618,634	1,135,800,419		1,121,746,176
Current assets
Cash	135,713,379	830,430,168	85,188,887	521,270,799	610,692,645	223,875,750	21	128	21	128	5,494	5,494
Amounts due from subsidiaries							39,962,765	244,532,160		244,532,160
Total current assets	335,311,135	2,051,768,837		1,630,542,814			39,962,786	244,532,288		244,532,288
Investments in subsidiaries							233,995,251	1,431,816,950		1,351,862,978
Total assets	538,541,459	3,295,335,194		2,933,556,176	2,442,992,664		273,958,037	1,676,349,238		1,596,395,266
Current liabilities
Accrued expenses and other payables	14,173,794	86,729,443		106,574,084			765	4,681		4,664
Total liabilities	264,584,187	1,618,990,637		1,337,165,574			765	4,681		4,664
Total shareholders' equity	273,957,272	1,676,344,557		1,596,390,602	1,517,583,025	1,329,431,671	273,957,272	1,676,344,557		1,596,390,602
Total liabilities and shareholders' equity	$ 538,541,459	3,295,335,194		2,933,556,176			$ 273,958,037	1,676,349,238		1,596,395,266